Analysis of Group statement of financial position by segment - Accrued investment income and other debtors (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accrued investment income and other debtors
Interest receivable	£ 1,744	£ 1,789
Other	1,005	887
Total accrued investment income	2,749	2,676
Other debtors comprises:
Amounts due from Reinsurers	218	134
Other	3,415	2,417
Total other debtors	4,088	2,963
Total accrued investment income and other debtors	6,837	5,639
Policyholders
Other debtors comprises:
Amounts due from Policyholders and Intermediaries	452	408
Intermediaries
Other debtors comprises:
Amounts due from Policyholders and Intermediaries	3	4
Expected to be settled within one year
Other debtors comprises:
Total accrued investment income and other debtors	6,151	4,957
Expected to be settled after one year
Other debtors comprises:
Total accrued investment income and other debtors	£ 686	£ 682